RIGHT OF USE AND LEASE LIABILITIES - Schedule of rates applied, according to the lease terms (Detail) R$ in Thousands	Dec. 31, 2021 BRL (R$)
1 year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 1,238,100
Lease terms, Estimated inflation rate	5.00%
2 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 721,248
Lease terms, Estimated inflation rate	3.00%	[1]
3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 575,072
Lease terms, Estimated inflation rate	3.00%	[1]
4 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 687,706
Lease terms, Estimated inflation rate	3.00%	[1]
5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 358,299
Lease terms, Estimated inflation rate	3.00%	[1]
Over five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 93,550
Lease terms, Estimated inflation rate	3.00%	[1]
Average discount rate 0.5 percent to 10.8 percent [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	0.50%
Average discount rate 0.5 percent to 10.8 percent [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	10.80%
Average discount rate 0.5 percent to 10.8 percent [member] | 1 year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 21,498
Average discount rate 0.5 percent to 10.8 percent [member] | 2 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	10,100
Average discount rate 0.5 percent to 10.8 percent [member] | 3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	8,829
Average discount rate 0.5 percent to 10.8 percent [member] | 4 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	7,835
Average discount rate 0.5 percent to 10.8 percent [member] | 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	5,451
Average discount rate 0.5 percent to 10.8 percent [member] | Over five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 6,048
Average discount rate 1.1 percent to 12.2 percent [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	1.10%
Average discount rate 1.1 percent to 12.2 percent [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	12.20%
Average discount rate 1.1 percent to 12.2 percent [member] | 1 year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 1,182,969
Average discount rate 1.1 percent to 12.2 percent [member] | 2 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	675,518
Average discount rate 1.1 percent to 12.2 percent [member] | 3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	527,363
Average discount rate 1.1 percent to 12.2 percent [member] | 4 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	637,337
Average discount rate 1.1 percent to 12.2 percent [member] | 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	310,950
Average discount rate 1.1 percent to 12.2 percent [member] | Over five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 33,917
Average discount rate 1.7 percent to 14 percent [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	1.70%
Average discount rate 1.7 percent to 14 percent [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	14.00%
Average discount rate 1.7 percent to 14 percent [member] | 1 year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 30,421
Average discount rate 1.7 percent to 14 percent [member] | 2 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	32,638
Average discount rate 1.7 percent to 14 percent [member] | 3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	35,490
Average discount rate 1.7 percent to 14 percent [member] | 4 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	38,684
Average discount rate 1.7 percent to 14 percent [member] | 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	37,527
Average discount rate 1.7 percent to 14 percent [member] | Over five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 40,940
Average discount rate 2.2 percent to 15.5 percent [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	2.20%
Average discount rate 2.2 percent to 15.5 percent [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease terms, average discount rate	15.50%
Average discount rate 2.2 percent to 15.5 percent [member] | 1 year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 3,212
Average discount rate 2.2 percent to 15.5 percent [member] | 2 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	2,992
Average discount rate 2.2 percent to 15.5 percent [member] | 3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	3,390
Average discount rate 2.2 percent to 15.5 percent [member] | 4 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	3,850
Average discount rate 2.2 percent to 15.5 percent [member] | 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	4,371
Average discount rate 2.2 percent to 15.5 percent [member] | Over five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated future lease payment flows indexed to inflation	R$ 12,645

[1]	Rates obtained through future prices of DI coupons versus National Consumer Price Index (IPCA) observed in B3, applied to Brazilian contracts.